Related Party Transactions - Income (Expenses) With Related Parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Net income / (expenses)	$ (3,376)	$ (3,203)	$ (2,193)
Luna Pool Agency Limited (“Pool Agency”) [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	(42)	(28)	(30)
Ocean Yield Malta Limited [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	(3,221)	(1,914)	(1,202)
Ultranav Business Support ApS [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	(100)	(1,115)	(936)
Naviera Ultranav Limitada [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	(13)	(15)	(25)
Norton Lilly International Inc [Member]
Related Party Transaction [Line Items]
Net income / (expenses)	$ 0	$ (131)	$ 0